Trade and other receivables (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Accrued revenue and lease incentive	$ 76.9	$ 73.5
Other tax receivables	5.8	5.6
Payment in advance for property, plant and equipment	32.1	24.6
Withholding tax receivables	14.0	14.9
Contingent consideration receivable	2.6	2.4
Trade and other non-current receivables	131.4	121.0
Trade and other current receivables [abstract]
Net trade receivables	200.5	220.9
Other receivables	42.9	44.4
Prepaid land rent	0.6	0.8
Other prepaid expenses	16.9	14.5
Advance payments	10.5	10.9
Withholding tax receivables	3.4	10.3
VAT receivables	10.6	10.0
Contingent consideration receivable		1.6
Trade and other current receivables	$ 285.4	313.4
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term	20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables	$ 217.6	237.2
Allowance for expected credit losses
Trade and other current receivables [abstract]
Net trade receivables	$ (17.1)	$ (16.3)